DISCONTINUED OPERATIONS (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Oct. 17, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other receivables			$ 4,024,651	$ 3,894,011
Additional paid-in capital		$ 43,339,412	42,803,033	$ 40,759,807
Jinkailong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional paid-in capital			0
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Online Lending Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net					$ 143,668
Other receivables					3,760,599
Prepayments for impaired intangible assets					$ 143,943
Provision for doubtful accounts	$ 4,048,210
Discontinued Operations, Disposed of by Means Other than Sale, Abandonment [Member] | Jinkailong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional paid-in capital		$ 0	$ 42,803,033